Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 14	$ 14	$ 14	$ 14
Provision for credit losses
Purchases	5	1	6	2
Changes in risk, parameters and exposures	(2)	(1)	(3)	(2)
Balance at end of period	17	14	17	14
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	6	8	6
Provision for credit losses
Purchases	5	1	6	2
Changes in risk, parameters and exposures	(2)		(2)	(1)
Exchange rate and other		(1)	(1)	(1)
Balance at end of period	11	6	11	6
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	8	6	8
Provision for credit losses
Changes in risk, parameters and exposures		(1)	(1)	(1)
Exchange rate and other		1	1	1
Balance at end of period	$ 6	$ 8	$ 6	$ 8